SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Schedule of composition of share capital

	Number of shares
	December 31,
	2021	2020
	In thousands
Authorized ordinary shares	794,000	794,000
Authorized preferred shares (reserved)	6,000	6,000
Issued and paid ordinary shares	524,016	383,981